Oppenheimer Capital Appreciation Fund	Oppenheimer Main Street Mid Cap Fund®
Oppenheimer Capital Income Fund	Oppenheimer Main Street Small Cap Fund®
Oppenheimer Corporate Bond Fund	Oppenheimer Mid Cap Value Fund
Oppenheimer Developing Markets Fund	Oppenheimer Portfolio Series: Active Allocation Fund
Oppenheimer Discovery Fund	Oppenheimer Portfolio Series: Conservative Investor Fund
Oppenheimer Discovery Mid Cap Growth Fund	Oppenheimer Portfolio Series: Equity Investor Fund
Oppenheimer Dividend Opportunity Fund	Oppenheimer Portfolio Series: Moderate Investor Fund
Oppenheimer Emerging Markets Innovators Fund	Oppenheimer Preferred Securities and Income Fund
Oppenheimer Emerging Markets Local Debt Fund	Oppenheimer Real Estate Fund
Oppenheimer Equity Income Fund	Oppenheimer Rising Dividends Fund
Oppenheimer Fundamental Alternatives Fund	Oppenheimer Rochester® AMT-Free Municipal Fund
Oppenheimer Global Allocation Fund	Oppenheimer Rochester® AMT-Free New York Municipal Fund
Oppenheimer Global Fund	Oppenheimer Rochester® California Municipal Fund
Oppenheimer Global High Yield Fund	Oppenheimer Rochester® Fund Municipals
Oppenheimer Global Multi-Asset Growth Fund	Oppenheimer Rochester® High Yield Municipal Fund
Oppenheimer Global Multi-Asset Income Fund	Oppenheimer Rochester® Intermediate Term Municipal Fund
Oppenheimer Global Opportunities Fund	Oppenheimer Rochester® Limited Term California Municipal Fund
Oppenheimer Global Real Estate Fund	Oppenheimer Rochester® Limited Term New York Municipal Fund
Oppenheimer Global Strategic Income Fund	Oppenheimer Rochester® Minnesota Municipal Fund
Oppenheimer Global Unconstrained Bond Fund	Oppenheimer Rochester® New Jersey Municipal Fund
Oppenheimer Global Value Fund	Oppenheimer Rochester® Pennsylvania Municipal Fund
Oppenheimer Gold & Special Minerals Fund	Oppenheimer Rochester® Short Duration High Yield Municipal Fund
Oppenheimer Government Cash Reserves	Oppenheimer Rochester® Short Term Municipal Fund
Oppenheimer Government Money Market Fund	Oppenheimer Senior Floating Rate Fund
Oppenheimer International Bond Fund	Oppenheimer Senior Floating Rate Plus Fund
Oppenheimer International Diversified Fund	Oppenheimer Small Cap Value Fund
Oppenheimer International Equity Fund	Oppenheimer SteelPath MLP Alpha Fund
Oppenheimer International Growth Fund	Oppenheimer SteelPath MLP Alpha Plus Fund
Oppenheimer International Growth and Income Fund	Oppenheimer SteelPath MLP Income Fund
Oppenheimer International Small-Mid Company Fund	Oppenheimer SteelPath MLP Select 40 Fund
Oppenheimer Limited-Term Bond Fund	Oppenheimer SteelPath MLP Energy & Infrastructure Fund
Oppenheimer Limited-Term Government Fund	Oppenheimer SteelPath Panoramic Fund
Oppenheimer Macquarie Global Infrastructure Fund	Oppenheimer Total Return Bond Fund
Oppenheimer Main Street Fund®	Oppenheimer Ultra-Short Duration Fund
Oppenheimer Main Street All Cap Fund®	Oppenheimer Value Fund

Supplement dated April 24, 2018 to the Prospectus

This supplement amends the Prospectus of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements. You should read this supplement in conjunction with the Prospectus and retain it for future reference.

1.	The appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers” is deleted in its entirety and replaced with the following:

Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class A shares of the Oppenheimer funds or the contingent deferred sales charge (“CDSC”) that may apply to Class A, Class B or Class C shares of the Oppenheimer funds may be waived. The sales charge waivers and discounts discussed in the prospectus under “Sales Charge Waivers” are offered by the Fund and Distributor. However, the additional waivers and discounts set forth below may be offered to clients of specific financial intermediaries. In all instances, it is the shareholder’s responsibility to notify the Fund or the shareholder’s financial intermediary at the time of purchase or redemption of any relationship or other facts qualifying the shareholder for sales charge waivers or discounts. The financial intermediary-specific waivers and discounts shown below are only available to clients of those financial intermediaries specifically named in this appendix. Clients of other intermediaries may be eligible for the discounts and waivers listed in the prospectus under “Sales Charge Waivers,” but are not entitled to the waivers and discounts included in this appendix. Please contact your financial intermediary for questions regarding your eligibility and for more information with respect to your financial intermediary’s sales charge waivers and discounts. The waivers below apply to the extent the Fund offers the particular share class identified below. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, OFI Global Asset Management, Inc., and/or OppenheimerFunds, Inc. (referred to in this Appendix as the “Manager”).

Clients of financial intermediaries with self-directed brokerage accounts must check with their financial intermediary to determine if they are eligible for a particular waiver or discount.

Financial intermediary-specific sales charge waivers and/or discounts are implemented and administered by each financial intermediary. Please contact your financial intermediary for more information regarding the sales charge waivers and discounts available to you and to ensure that you understand the steps you must take to qualify for available waivers and discounts. Concessions are not paid by the Distributor unless otherwise noted below.

Sales Charge Reductions and Waivers Available Through Merrill Lynch

Class A Sales Charge Waivers (Concessions paid by Distributor*)

•       Purchases of Class A shares by retirement plans that have any of the following record-keeping arrangements:

1.	The record keeping is performed by Merrill Lynch Pierce Fenner & Smith, Inc. (“Merrill Lynch”) on a daily valuation basis for the retirement plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by certain Merrill Lynch investment advisers, as specified by Merrill Lynch (a “Specified Merrill Lynch Investment Adviser”), that are made available under a Service Agreement between Merrill Lynch and the mutual fund’s principal underwriter or distributor, and (b) funds advised or managed by a Specified Merrill Lynch Investment Adviser (the funds described in (a) and (b) are referred to as “Applicable Investments”).
2.	The record keeping for the retirement plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the plan must have $5 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
3.	The record keeping for a retirement plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

* However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a retirement plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.

Waivers of Class B and Class C Sales Charges

Redemptions of Class B shares held by retirement plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.

Shareholders purchasing Fund shares through a Merrill Lynch platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or Statement of Additional Information.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

•	Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
•	Shares purchased by or through a 529 Plan
•	Shares purchased through a Merrill Lynch affiliated investment advisory program
•	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
•	Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)
•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
•	Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date
•	Employees and registered representatives of Merrill Lynch or its affiliates and their family members
•	Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus
•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on A, B and C Shares available at Merrill Lynch

•	Death or disability of the shareholder
•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
•	Return of excess contributions from an IRA Account
•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½
•	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
•	Shares acquired through a right of reinstatement
•	Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only)

Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

•	Breakpoints as described in this prospectus.
•	Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
•	Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

Class A Sales Charge Waivers Available Through Mass Mutual Retirement Services

•	Purchases in an OppenheimerFunds-sponsored Rollover IRA held directly with the Transfer Agent by clients of Mass Mutual Retirement Services.

Class A Sales Charge Waivers Available to Share Purchases through LPL Financial (“LPL”)

•	Shares purchased by clients of LPL who are accessing the Oppenheimer funds through LPL’s Mutual Fund Only Platform.

Class A Sales Charge Waivers Available at Ameriprise Financial

The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:

Effective June 1, 2018, shareholders purchasing Fund shares through an Ameriprise Financial platform will be eligible for the following Class A front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.

•	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, or SAR-SEPs plans.
•	Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available).
•	Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available).
•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).
•	Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
•	Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
•	Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

Class A Front-End Sales Charge Waivers Available at Morgan Stanley Wealth Management

Effective July 1, 2018, shareholders purchasing the Oppenheimer Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.

  Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
  Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules
  Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
  Shares purchased through a Morgan Stanley self-directed brokerage account
  Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program
  Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

April 24, 2018	PS0000.192